Supplement dated February 27, 2026
to the following statutory prospectus(es):
Monument Advisor prospectus dated May 1, 2025

This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Board of Trustees (the "Board") of Goldman Sachs Variable Insurance Trust approved a plan of liquidation for the Goldman Sachs Buffered S&P Funds (the "Funds"). Pursuant to the plan of liquidation, the Funds will be liquidated on or about the liquidation dates identified below.
Accordingly, in anticipation of these liquidations, the following changes will apply to the contract:
1. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares ("Liquidating Fund 1") will be liquidated on or about May 1, 2026 ("Liquidation Date 1"):
•
Effective April 14, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments.
•
From the date of this supplement until Liquidation Date 1, investors with allocations in Liquidating Fund 1 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 1 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable.
•
On Liquidation Date 1, any remaining assets of Liquidating Fund 1 will be transferred to Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y.
•
After Liquidation Date 1, any and all references to Liquidating Fund 1 are deleted.
2. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares ("Liquidating Fund 2") will be liquidated on or about July 1, 2026 ("Liquidation Date 2"):
•
Effective June 19, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments.
•
From the date of this supplement until Liquidation Date 2, investors with allocations in Liquidating Fund 2 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 2 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable.
•
On Liquidation Date 2, any remaining assets of Liquidating Fund 2 will be transferred to Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y.
•
After Liquidation Date 2, any and all references to Liquidating Fund 2 are deleted.
3. Goldman Sachs Variable Insurance Trust – Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares ("Liquidating Fund 3") will be liquidated on or about September 1, 2026 ("Liquidation Date 3"):
•
Effective August 21, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments.
•
From the date of this supplement until Liquidation Date 3, investors with allocations in Liquidating Fund 3 may transfer allocations to any other available investment option. During this period, any transfers from Liquidating Fund 3 will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable.
•
On Liquidation Date 3, any remaining assets of Liquidating Fund 3 will be transferred to Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y.
•
After Liquidation Date 3, any and all references to Liquidating Fund 3 are deleted.
PROS-1156